Consolidated statement of cash flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (159,560)	$ (24,970)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	46,718
Net foreign exchange losses/(gains)	1,617
Finance income	(5,330)	(3,753)
Finance costs	41,186	20,234
Net change in fair value measurements of financial assets and liabilities	47,257	(1,484)
Movement in provisions	1,407
Other non-cash transactions	3,313	224
Changes in operating assets and liabilities:
Decrease/(increase) in trade receivables due from related parties	(31,456)
Decrease/(increase) in other receivables	(92)	(53)
Decrease/(increase) in prepayments	860	(660)
(Increase)/decrease in inventories	11,072
(Decrease)/increase in trade payables	(2,470)	324
Increase/(decrease) in other payables	49,764
Increase/(decrease) in current tax liability	1,137
(Decrease)/increase in deferred liabilities	(7,239)	7,239
(Decrease)/increase in commodity swap liability	(576)
Cash used in operating activities	(2,392)	(2,899)
Interest paid	(9,315)
Net cash used in operating activities	(11,707)	(2,899)
Cash flows from investing activities:
Purchase of property, plant, and equipment	(25,153)
Proceeds from disposal of property, plant, and equipment	16,564
Acquisition of subsidiary	(770,516)
Net cash used in investing activities	(779,105)
Cash flows from financing activities:
Proceeds from issue of share capital	332,275
Proceeds from convertible promissory note - related party	300	1,200
Proceeds from issue of promissory note	1,082	786
Proceeds from loans and borrowings (net of financing costs)	501,657
Proceeds from working capital loan - related party	15,000
Repayment of promissory note	(1,869)
Repayment of loans and borrowings	(21,619)
Payment of lease liabilities	(3,684)
Net cash from financing activities	823,142	1,986
Net change in cash and cash equivalents	32,330	(913)
Cash and cash equivalents, beginning of the year	42	955
Cash and cash equivalents, end of the year	$ 32,372	$ 42